KALMAR POOLED INVESTMENT TRUST
             Kalmar "Growth-With-Value" Small Cap Fund

                          Supplement
                   Dated September 27, 2002
                            To The
                Prospectus Dated April 26, 2002

The information in this supplement updates the Prospectus and should be read in conjunction with such Prospectus.


All of the information in the section entitled "Adviser's Performance Record" beginning at the bottom of page 7 is deleted in its entirety.

        PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE